Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	¥ 0	¥ 0	¥ 0
Others	69,000,000	80,000,000
TencentGroup [Member]
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	971,000,000	651,000,000
Tencent Group and associates	28,000,000	59,000,000
Tencent Group and associates	529,000,000	104,000,000
Others	135,000,000	59,000,000
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	39,000,000	8,000,000
Tencent Group and associates	16,000,000	26,000,000
Associates
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	¥ 1,000,000	¥ 5,000,000